Business, Liquidity and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Fair value liability for price adjustable warrants	$ 423	$ 2,491	$ 9,225
Fair value liability for shares to be issued	75	60	75
Fair value on recurring basis
Liabilities:
Fair value liability for price adjustable warrants	423	2,491	9,225
Fair value liability for shares to be issued	75	60	75
Total liabilities at fair value	498	2,551	9,300
Fair value on recurring basis | Level 1 Quoted prices in active markets for identical assets
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued	75	60	75
Total liabilities at fair value	75	60	75
Fair value on recurring basis | Level 2 Significant other observable inputs
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued
Total liabilities at fair value
Fair value on recurring basis | Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	423	2,491	9,225
Fair value liability for shares to be issued
Total liabilities at fair value	$ 423	$ 2,491	$ 9,225